Segments and Geographical Information - Schedule of Total Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Total Revenues [Line Items]
Total revenues	$ 26,242	$ 26,553
Israel [Member]
Schedule of Total Revenues [Line Items]
Total revenues	22,083	23,746
Far East [Member]
Schedule of Total Revenues [Line Items]
Total revenues
India [Member]
Schedule of Total Revenues [Line Items]
Total revenues	2,861	696
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	891	919
United States [Member]
Schedule of Total Revenues [Line Items]
Total revenues	407	1,192
Others [Member]
Schedule of Total Revenues [Line Items]
Total revenues